Subsequent Events (Details) - Subsequent Events [Member] - USD ($) $ in Millions	Mar. 30, 2026	Jan. 23, 2026	Mar. 18, 2026	Feb. 03, 2026
Subsequent Events [Line Items]
Equity interest		51.00%
Shares issued			200,000,000
Equity value (in Dollars)				$ 600
Shares outstanding			226,985,468
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Consideration	600,000
Shares issued	600,000
Shares outstanding			206,674,356
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares outstanding			20,311,112